SCHEDULE OF CURRENCY EXPOSURE BASED ON THE INFORMATION (Details)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Cash and bank balances	$ 4,697,047	$ 3,438,038	$ 6,224,187	$ 4,555,839	$ 1,579,718	$ 2,512,768
Trade and other receivables	500,000
Trade and other payables	(441,023)		(524,624)
Lease liabilities	(31,290)		(6,324)		$ (14,419)
Borrowings	(431,960)		(441,698)
Warrant liabilities	(11,945)		(146,613)
Singapore, Dollars
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial assets	683,127		623,808
Financial liabilities	(172,701)		(380,013)
Net financial (liabilities)/assets	510,426		243,795
Add: Net financial assets/(liabilities) denominated respective entities’ functional currencies	(510,426)		(243,795)
Currency exposure of financial assets, net of those denominated in the Company’s functional currency
Singapore, Dollars | Financials liabilities [member]
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Trade and other payables	(172,701)		(380,013)
Lease liabilities
Borrowings
Warrant liabilities
Intra-group payables
Singapore, Dollars | Financial asset [member]
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Cash and bank balances	179,238		432,663
Trade and other receivables	503,889		191,145
Intra-group receivables
Malaysia, Ringgits
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial assets	1,087,378		254,179
Financial liabilities	(615,651)		(565,301)
Net financial (liabilities)/assets	471,727		(311,122)
Add: Net financial assets/(liabilities) denominated respective entities’ functional currencies	(471,727)		311,122
Currency exposure of financial assets, net of those denominated in the Company’s functional currency
Malaysia, Ringgits | Financials liabilities [member]
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Trade and other payables	(152,401)		(117,279)
Lease liabilities	(31,290)		(6,324)
Borrowings	(431,960)		(441,698)
Warrant liabilities
Intra-group payables
Malaysia, Ringgits | Financial asset [member]
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Cash and bank balances	978,007		186,204
Trade and other receivables	109,371		67,975
Intra-group receivables
United States of America, Dollars
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial assets	3,848,634		8,376,200
Financial liabilities	(126,458)		(171,001)
Net financial (liabilities)/assets	3,722,176		8,205,199
Add: Net financial assets/(liabilities) denominated respective entities’ functional currencies
Currency exposure of financial assets, net of those denominated in the Company’s functional currency	3,722,176		8,205,199
United States of America, Dollars | Financials liabilities [member]
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Trade and other payables	(114,513)		(24,388)
Lease liabilities
Borrowings
Warrant liabilities	(11,945)		(146,613)
Intra-group payables
United States of America, Dollars | Financial asset [member]
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Cash and bank balances	3,813,122		8,376,200
Trade and other receivables	35,512
Intra-group receivables